Form N-1A Supplement	Aug. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated September 23, 2026
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2026
On September 17, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s subadvisers and principal investment strategies. Effective on or about October 26, 2026, and November 30, 2026 (the Effective Dates), Stephens Investment Management Group, LLC (Stephens) and Emerald Advisers, LLC (Emerald) will each assume day-to-day management of a portion of the Fund’s portfolio, respectively. Additionally, effective on or about November 27, 2026, J.P. Morgan Investment Management Inc. (JPMIM) no longer serves as a subadviser to the Fund, and all references to JPMIM in the Prospectus and Summary Prospectus are hereby deleted from and after such date. Accordingly, from and after the respective Effective Dates, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The sixth paragraph under the heading “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of one sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Emerald Advisers, LLC (Emerald), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Stephens Investment Management Group, LLC (Stephens). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
The rest of the section remains the same.
The fourth paragraph under the heading “Performance Information” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s performance prior to October 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.

Multi-Manager Small Cap Equity Strategies Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated September 23, 2026
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Small Cap Equity Strategies Fund	1/1/2026
On September 17, 2026, the Fund’s Board of Trustees approved certain changes to the Fund’s subadvisers and principal investment strategies. Effective on or about October 26, 2026, and November 30, 2026 (the Effective Dates), Stephens Investment Management Group, LLC (Stephens) and Emerald Advisers, LLC (Emerald) will each assume day-to-day management of a portion of the Fund’s portfolio, respectively. Additionally, effective on or about November 27, 2026, J.P. Morgan Investment Management Inc. (JPMIM) no longer serves as a subadviser to the Fund, and all references to JPMIM in the Prospectus and Summary Prospectus are hereby deleted from and after such date. Accordingly, from and after the respective Effective Dates, the changes described in this Supplement are hereby made to the Fund’s Prospectus and Summary Prospectus.
The sixth paragraph under the heading “Principal Investment Strategies” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
Columbia Management is responsible for providing day-to-day portfolio management of one sleeve of the Fund and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Emerald Advisers, LLC (Emerald), Hotchkis and Wiley Capital Management, LLC (Hotchkis & Wiley), Jacobs Levy Equity Management, Inc. (Jacobs Levy) and Stephens Investment Management Group, LLC (Stephens). Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments. Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve and may change these allocations at any time.
The rest of the section remains the same.
The fourth paragraph under the heading “Performance Information” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s performance prior to October 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.